[Transamerica Life Insurance Company Letterhead]

March 15, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:     Separate Account VA E

File No. 811-09847, CIK 0001034623

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA E, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., Variable Insurance Products Fund, Janus Aspen Series, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Putnam Variable Trust and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 4, 2004 AEGON/Transamerica Series Fund, Inc, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 27, 2004 Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

•	On February 27, 2004 Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 5, 2004 MFS® Variable Insurance TrustSM filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On March 1, 2 and 3, 2004 Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On March 8, 2004 Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671); and

Securities and Exchange Commission

March 15, 2004

•	On March 10, 2004 STI Classic Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group